Long-term Debt - Loan movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Term Bank Loan	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 5% Convertible Senior Unsecured Notes	Dec. 31, 2012 Ocean Rig Senior Notes 9.5% Ocean Rig's Senior Unsecured Notes	Apr. 27, 2011 Ocean Rig Senior Notes 9.5% Ocean Rig's Senior Unsecured Notes	Dec. 31, 2012 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Sep. 20, 2012 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes
Loan agreement date		Oct. 02, 2007	Dec. 04, 2007	Oct. 05, 2007	Jun. 20, 2008	May 13, 2008	May 05, 2008	Nov. 16, 2007	Jul. 23, 2008	Mar. 13, 2008	Feb. 07, 2011	Apr. 20, 2011	Oct. 26, 2011	Apr. 15, 2011	Oct. 24, 2012	Mar. 31, 2006	Sep. 17, 2008	Mar. 19, 2012	Jul. 18, 2008	Feb. 14, 2012	Sep. 18, 2007	Nov. 21, 2009	Apr. 27, 2011		Sep. 20, 2012
Original Amount		$ 35,000	$ 101,150	$ 90,000	$ 103,200	$ 125,000	$ 90,000	$ 47,000	$ 126,400	$ 130,000	$ 70,000	$ 32,313	$ 141,350	$ 800,000	$ 107,669	$ 753,637	$ 1,040,000	$ 87,654	$ 1,125,000	$ 122,580	$ 325,000	$ 460,000	$ 500,000	$ 500,000	$ 800,000	$ 800,000
December 31, 2011	4,434,018	17,500	14,284	61,500	31,600	51,000	48,000	20,000	85,350	38,265	66,500	31,236	32,313	766,667		344,373	522,500		990,000		129,580	700,000	483,350		0
New Loans	982,753												109,038					19,065		38,000			16,650		800,000
Repayments	(867,932)		(14,284)	(4,500)	(4,350)	(23,515)	(6,000)	(2,000)	(21,525)	(5,350)	(4,667)	(2,154)	(7,281)	(66,667)		(72,803)	(522,500)	(894)	(82,500)	(420)	(26,522)
December 31, 2012	$ 4,548,839	$ 17,500		$ 57,000	$ 27,250	$ 27,485	$ 42,000	$ 18,000	$ 63,825	$ 32,915	$ 61,833	$ 29,082	$ 134,070	$ 700,000		$ 271,570		$ 18,171	$ 907,500	$ 37,580	$ 103,058	$ 700,000	$ 500,000		$ 800,000